Background, Principal Activities and Basis of Presentation (Details)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Himax Technologies Limited [Member]
Main activities		IC design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		100.00%	100.00%
Himax Technologies Korea Ltd [Member]
Main activities		IC design and sales
Jurisdiction of Incorporation		South Korea
Percentage of Ownership		100.00%	100.00%
Himax Technologies Japan Ltd. [Member]
Main activities		Sales
Jurisdiction of Incorporation		Japan
Percentage of Ownership		100.00%	100.00%
Himax Semiconductor Inc [Member]
Main activities		IC design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		100.00%	100.00%
Himax Semiconductor (Hong Kong) Limited [Member]
Main activities	[1]	Investments
Jurisdiction of Incorporation	[1]	Hong Kong
Percentage of Ownership	[1]	100.00%	100.00%
Himax Technologies (Samoa) Inc [Member]
Main activities		Investments
Jurisdiction of Incorporation		Samoa
Percentage of Ownership		100.00%	100.00%
Himax Technologies (Suzhou) Co Ltd [Member]
Main activities		Sales and technical support
Jurisdiction of Incorporation		PRC
Percentage of Ownership		100.00%	100.00%
Himax Technologies (Shenzhen) Co Ltd [Member]
Main activities		Sales and technical support
Jurisdiction of Incorporation		PRC
Percentage of Ownership		100.00%	100.00%
Himax Display Inc [Member]
Main activities		LCOS and MEMS design, manufacturing and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		81.80%	76.65%
Integrated Microdisplays Limited [Member]
Main activities		LCOS design
Jurisdiction of Incorporation		Hong Kong
Percentage of Ownership		81.80%	76.65%
Himax Display (USA) Inc [Member]
Main activities		LCOS and MEMS design, sales and technical support
Jurisdiction of Incorporation		California, USA
Percentage of Ownership		81.80%	76.65%
Himax Analogic Inc [Member]
Main activities		IC design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		98.61%	83.18%
Himax Imaging Inc [Member]
Main activities		Investments
Jurisdiction of Incorporation		Cayman Islands
Percentage of Ownership		100.00%	100.00%
Himax Imaging Ltd [Member]
Main activities		IC design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		93.65%	87.95%
Himax Imaging Corp [Member]
Main activities		IC design
Jurisdiction of Incorporation		California, USA
Percentage of Ownership		93.65%	87.95%
Argo Limited [Member]
Main activities	[2]	Investments
Jurisdiction of Incorporation	[2]	Cayman Islands
Percentage of Ownership	[2]	0.00%	0.00%
Tellus Limited [Member]
Main activities	[2]	Investments
Jurisdiction of Incorporation	[2]	Cayman Islands
Percentage of Ownership	[2]	0.00%	0.00%
Himax Media Solutions Inc [Member]
Main activities		TFT-LCD television, monitor chipset operations, ASIC service and IP licensing
Jurisdiction of Incorporation		ROC
Percentage of Ownership		99.21%	98.85%
Himax Media Solutions (Hong Kong) Limited [Member]
Main activities	[2]	Investments
Jurisdiction of Incorporation	[2]	Hong Kong
Percentage of Ownership	[2]	0.00%	0.00%
Harvest Investment Limited [Member]
Main activities		Investments
Jurisdiction of Incorporation		ROC
Percentage of Ownership		100.00%	100.00%
Iris Optronics Co Ltd [Member]
Main activities	[3]	E-paper manufacturing and sales
Jurisdiction of Incorporation	[3]	ROC
Percentage of Ownership	[3]	0.00%	0.00%
Liqxtal Technology Inc. [Member]
Main activities	[4]	LC Lens design and sales
Jurisdiction of Incorporation	[4]	ROC
Percentage of Ownership	[4]	64.00%	0.00%

[1]	Himax Semiconductor (Hong Kong) Limited was newly incorporated on January 6, 2014, which is wholly owned by Himax Technologies, Inc.
[2]	Argo Limited, Tellus Limited and Himax Media Solutions (Hong Kong) Limited were deregistered and dissolved on July 29, 2014, July 29, 2014 and October 25, 2013, respectively.
[3]	Iris Optronics Co., Ltd. (“Iris”) was incorporated on May 18, 2012. The Company initially had a controlling financial interest in Iris because it had a majority voting interest at Iris board of directors. As a result, Iris was included in the Company’s consolidated financial statements since that date. On October 7, 2013, the Company no longer had a majority voting interest at Iris board of directors level, but still has the ability to exercise significant influence over the operating and financial policies of Iris. Therefore, the Company ceased consolidating Iris in its consolidated financial statements and now accounts for its investment in Iris using the equity method. The Company re-measured its investment in Iris at fair value due to the change in control and recognized a re-measurement gain.
[4]	Liqxtal Technology Inc. (“Liqxtal”) was incorporated on September 21, 2011. On November 16, 2015, the Company invested $1,780 thousand in Liqxtal and acquired a 64.00% shareholding. Therefore, Liqxtal is included in the Company’s consolidated financial statements. See Note 3, “Acquisition”, for additional information.